Investment Objectives and Goals - Commodity Return Strategy Portfolio	Apr. 16, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Portfolio Summary
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The portfolio seeks total return.